Acquisitions (Details) - Schedule of income statement - Business Acquisitions [Member] - USD ($)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Condensed Income Statements, Captions [Line Items]
Revenues, net		$ 51,589,004	$ 42,131,589
Net income (loss)		$ (4,445,617)	$ 1,733,005
Basic earnings (loss) per share		$ (0.94)	$ 0.36
Diluted earnings (loss) per share		$ (0.94)	$ 0.36
Basic Number of Shares	[1]	4,749,971	4,807,429
Diluted Number of Shares	[1]	4,749,971	4,807,429

[1]	shares assuming as if issued as of January 1.